Share-based compensation (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	$ 934	¥ 6,093	¥ 64,796	¥ 106,571
Origination and servicing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	53	346	21,279	46,687
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	1,336	8,717	35,162	45,104
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	$ (455)	¥ (2,970)	¥ 8,355	¥ 14,780